PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 7. PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements at cost, less accumulated depreciation, at June 30, 2014 and December 31, 2013 consisted of the following:

	June 30,	December 31,
	2014	2013
Furniture	$43,282	$31,539
Equipment	1,137,283	26,022
Leasehold improvements	3,844,717	10,400
Subtotal	5,025,282	67,961
Less accumulated depreciation	(228,206)	(46,592)
Total	$4,797,076	$21,369

Depreciation expense related to property and equipment for the six months ended June 30, 2013 was $181,614 and for the six months ended June 30, 2013 was $6,141.

Property and equipment at cost, less accumulated depreciation, at December 31, 2013 consisted of the following:

	December 31,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(46,592)	(34,311)
Total	$21,369	$33,650

Depreciation expense related to property and equipment for the year ended December 31, 2013 was $12,280 and for the year ended December 31, 2012 was $14,088.